Shareholder Report, Holdings (Details)	Oct. 31, 2024
IDX DYNAMIC INNOVATION ETF | Utilities Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.69%
IDX DYNAMIC INNOVATION ETF | Global X Artificial Intelligence & Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
IDX DYNAMIC INNOVATION ETF | iShares U.S. Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.49%
IDX DYNAMIC INNOVATION ETF | Amplify Transformational Data Sharing ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
IDX DYNAMIC INNOVATION ETF | INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.67%
IDX DYNAMIC INNOVATION ETF | UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.69%
IDX DYNAMIC INNOVATION ETF | OTHER ASSETS IN EXCESS OF LIABILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
IDX DYNAMIC FIXED INCOME ETF | SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.55%
IDX DYNAMIC FIXED INCOME ETF | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.99%
IDX DYNAMIC FIXED INCOME ETF | PIMCO 0-5 Year High Yield Corporate Bond Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
IDX DYNAMIC FIXED INCOME ETF | iShares iBoxx $ Investment Grade Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%
IDX DYNAMIC FIXED INCOME ETF | ProShares UltraShort 20+ Year Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
IDX DYNAMIC FIXED INCOME ETF | OTHER ASSETS IN EXCESS OF LIABILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
IDX DYNAMIC FIXED INCOME ETF | HIGH YIELD [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.75%
IDX DYNAMIC FIXED INCOME ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.54%
IDX DYNAMIC FIXED INCOME ETF | Corporate Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%